Employee Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ 9,316	$ 7,090
Defined Benefit Obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded obligation	9,467	7,245
Fair Value of Plan Assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Less: fair value of plan assets	$ (151)	$ (155)